Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholder's Equity Note [Abstract]
Schedule of common stock reserved for future issuance	The Company had reserved common stock for future issuance as follows:

2022 Stock Incentive Plan (i)	8,730,000
Shares underlying private placement warrants	14,250,000
Shares underlying public warrants	11,500,000
Shares underlying strategic warrants	34,850,000
(i)	For more details about the 2022 Stock Incentive Plan refer to Note 2.